Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company Only)
Note 20:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2016	2015
	(In thousands)
Assets
Cash and cash equivalents	$4,644	$3,455
Investment in the Bank	39,141	39,412
Corporate owned life insurance	7	—
Other assets	2,973	2,814

Total assets	$46,765	$45,681

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,124	$4,124
Other liabilities	—	61
Stockholders’ equity	42,641	41,496

Total liabilities and stockholders’ equity	$46,765	$45,681

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2016	2015
	(In thousands)

Operating Income
Dividends from subsidiary	$3,550	$3,550
Interest and dividend income from securities and federal funds	7	43

Total operating income	3,557	3,593

General, Administrative and Other Expenses	1,651	1,755

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,906	1,838

Income Tax Benefits	484	569

Income Before Equity in Undistributed Income of Subsidiary	2,390	2,407

Equity in Undistributed Income of Subsidiary	1,190	817

Net Income	$3,580	$3,224

Comprehensive Income	$3,307	$2,986

Condensed Statements of Cash Flows

	Years Ended December 31,
	2016	2015
	(In thousands)

Operating Activities
Net income	$3,580	$3,224
Items not requiring (providing) cash
Depreciation and amortization	—	13
Equity in undistributed income of subsidiary	(39)	(817)
Amortization of ESOP and share-based compensation plans	378	360
Gain on Corporate owned life insurance	—	(29)
Net change in other assets and other liabilities	(190)	(11)

Net cash provided by operating activities	3,729	2,740

Investing Activities
Redemption of Corporate owned life insurance	—	347

Net cash provided by financing activities	—	347

Financing Activities
Dividends paid to stockholders	(2,540)	(2,259)
Treasury stock –net	—	19

Net cash used in financing activities	(2,540)	(2,240)

Net Change in Cash and Cash Equivalents	1,189	847

Cash and Cash Equivalents at Beginning of Year	3,455	2,608

Cash and Cash Equivalents at End of Year	$4,644	$3,455